Taxation - PRC Withholding Tax on Dividends (Details) - PRC	12 Months Ended
Dec. 31, 2025
Taxation
Withholding tax rate on dividends distributed by a foreign-invested entity ("FIE") to its immediate holding company outside of China (as a percent)	10.00%
Reduced withholding tax rate, if the foreign investor owns directly at least 25% of the shares of the FIE. (as a percent)	5.00%
Minimum percentage of equity interest in a PRC-resident enterprise to be held by a qualified Hong Kong tax resident for reduced withholding tax rate	25.00%